Consolidated Statements Of Changes In Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Revision of Prior Period, Adjustment [Member] CNY (¥)	Restatement Adjusted Balance [Member] CNY (¥)	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] Restatement Adjusted Balance [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] Restatement Adjusted Balance [Member] CNY (¥) shares	Treasury shares [Member] CNY (¥) shares	Treasury shares [Member] USD ($) shares	Treasury shares [Member] Restatement Adjusted Balance [Member] shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Restatement Adjusted Balance [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Other Comprehensive Income [Member] Restatement Adjusted Balance [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Statutory Reserves [Member] Restatement Adjusted Balance [Member] CNY (¥)	Accumulated Deficit [Member] CNY (¥)	Accumulated Deficit [Member] USD ($)	Accumulated Deficit [Member] Revision of Prior Period, Adjustment [Member] CNY (¥)	Accumulated Deficit [Member] Restatement Adjusted Balance [Member] CNY (¥)	Total EHang Holdings Limited shareholders' equity RMB [Member] CNY (¥)	Total EHang Holdings Limited shareholders' equity RMB [Member] USD ($)	Total EHang Holdings Limited shareholders' equity RMB [Member] Revision of Prior Period, Adjustment [Member] CNY (¥)	Total EHang Holdings Limited shareholders' equity RMB [Member] Restatement Adjusted Balance [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	Non-controlling Interest [Member] USD ($)	Non-controlling Interest [Member] Revision of Prior Period, Adjustment [Member] CNY (¥)	Non-controlling Interest [Member] Restatement Adjusted Balance [Member] CNY (¥)
Beginning Balance at Dec. 31, 2022	¥ 124,678			¥ 122,256	¥ 51		¥ 51	¥ 24		¥ 24				¥ 1,558,356		¥ 1,558,356	¥ 15,010		¥ 15,010	¥ 1,191		¥ 1,191	¥ (1,450,374)			¥ (1,452,794)	¥ 124,258			¥ 121,838	¥ 420			¥ 418
Beginning Balance (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2022			¥ (2,422)																						¥ (2,420)				¥ (2,420)				¥ (2)
Beginning Balance, Shares at Dec. 31, 2022 | shares					78,300,387	78,300,387	78,300,387	39,026,560	39,026,560	39,026,560
Beginning Balance, Shares at Dec. 31, 2022 | shares											(871,000)	(871,000)	(871,000)
Issuance of ordinary shares to the depository bank, Shares | shares					236,000	236,000					(236,000)	(236,000)
Issuance of Class A ordinary shares in connection with initial public offering ("IPO"), Shares | shares					7,870,938	7,870,938
Issuance of Class A ordinary shares in connection with initial public offering ("IPO")	242,404				¥ 5									242,399													242,404
Issuance of ordinary shares for the vested restricted share units and vested share options | shares					1,598,776	1,598,776					536,692	536,692
Net loss	(302,341)																						(301,700)				(301,700)				(641)
Share-based compensation	151,485													151,485													151,485
Arrangement for employee stock withholding tax (Shares) | shares											108,792	108,792
Arrangement for employee stock withholding tax	7,795													7,795													7,795
Capital injection by non-controlling interests	0
Other comprehensive loss	69																69										69
Appropriation of statutory reserve																				48			(48)
Acquisition of non-controlling interests	(7,449)													(8,099)													(8,099)				650
End Balance at Dec. 31, 2023	214,219				¥ 56			¥ 24						1,951,936			15,079			1,239			(1,754,542)				213,792				427
End Balance, Shares at Dec. 31, 2023 | shares					88,006,101	88,006,101		39,026,560	39,026,560
End Balance, Shares at Dec. 31, 2023 | shares											(461,516)	(461,516)
Issuance of ordinary shares to the depository bank, Shares | shares					11,578,890	11,578,890					(11,578,890)	(11,578,890)
Issuance of Class A ordinary shares in connection with initial public offering ("IPO"), Shares | shares					3,328,334	3,328,334					9,231,510	9,231,510
Issuance of Class A ordinary shares in connection with initial public offering ("IPO")	693,596				¥ 10									693,586													693,596
Issuance of ordinary shares for the vested restricted share units and vested share options | shares					3,619,500	3,619,500					1,242,176	1,242,176
Net loss	(230,032)																						(229,776)				(229,776)				(256)
Share-based compensation	273,124													273,124													273,124
Arrangement for employee stock withholding tax (Shares) | shares											61,930	61,930
Arrangement for employee stock withholding tax	4,532													4,532													4,532
Capital injection by non-controlling interests	0
Other comprehensive loss	10,460																10,460										10,460
Appropriation of statutory reserve																				533			(533)
Share repurchase	(10,085)										¥ (10,085)																(10,085)
Share repurchase (Shares) | shares											(200,000)	(200,000)
End Balance at Dec. 31, 2024	955,814				¥ 66			¥ 24			¥ (10,085)			2,923,178			25,539			1,772			(1,984,851)				955,643				171
End Balance, Shares at Dec. 31, 2024 | shares					106,532,825	106,532,825		39,026,560	39,026,560
End Balance, Shares at Dec. 31, 2024 | shares											(1,704,790)	(1,704,790)
Issuance of ordinary shares to the depository bank, Shares | shares					2,400,000	2,400,000					(2,400,000)	(2,400,000)
Issuance of Class A ordinary shares in connection with initial public offering ("IPO"), Shares | shares							0						2,769,184
Issuance of Class A ordinary shares in connection with initial public offering ("IPO")				¥ 165,569			¥ 2									¥ 165,567														¥ 165,569
Issuance of ordinary shares for the vested restricted share units and vested share options | shares					2,803,275	2,803,275					811,138	811,138
Net loss	(276,411)	$ (39,527)																					(275,977)				(275,977)				(434)
Share-based compensation	246,158													246,158													246,158
Arrangement for employee stock withholding tax (Shares) | shares											3,982	3,982
Arrangement for employee stock withholding tax	76													76													76
Capital injection by non-controlling interests	70	10																													70
Transaction with non-controlling interests														392													392				(392)
Other comprehensive loss	(22,934)	(3,280)															(22,934)										(22,934)
Appropriation of statutory reserve																				1,530			(1,530)
End Balance at Dec. 31, 2025	¥ 1,068,342	$ 152,771			¥ 68	$ 10		¥ 24	$ 3		¥ (10,085)	$ (1,442)		¥ 3,335,371	$ 476,952		¥ 2,605	$ 373		¥ 3,302	$ 472		¥ (2,262,358)	$ (323,513)			¥ 1,068,927	$ 152,855			¥ (585)	$ (84)
End Balance, Shares at Dec. 31, 2025 | shares					111,736,100	111,736,100		39,026,560	39,026,560
End Balance, Shares at Dec. 31, 2025 | shares											(520,486)	(520,486)